COMMITMENTS AND CONTINGENCIES (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 2,930
2024	2,901
2025	579
2026	15
2027
Thereafter
Total lease payments	6,425
Less: Interest	(439)
Present value of lease liabilities	$ 5,986